INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income tax expense:
Current tax expense	$ 1,478	$ 1,035	$ 435
Deferred tax expense	27	90	0
Amortization of tax benefit arising on intra-group transfers of non-current assets	0	(1,714)	(3,488)
Total income tax expense (benefit)	$ 1,505	$ (589)	$ (3,053)
Statutory tax rate	0.00%	0.00%	0.00%
Income taxes at statutory rate	$ 0	$ 0	$ 0
Effect of deferred tax benefit on intra-group transfers of non-current assets	0	(1,714)	(3,488)
Effect of movement in deferred tax balances	27	90	0
Effect of adjustments in respect of current tax in prior periods	(5)	(334)	(330)
Effect of taxable income in various countries	1,483	1,369	765
Deferred tax asset	31	4
UK
Components of income tax expense:
Current tax expense	1,120	712	435
Deferred tax expense	$ 27	90	0
Statutory tax rate	19.00%
Effect of movement in deferred tax balances	$ 27	90	0
Norway
Components of income tax expense:
Current tax expense	327	272	0
Croatia
Components of income tax expense:
Current tax expense	21	45	0
Malaysia
Components of income tax expense:
Current tax expense	$ 10	$ 6	$ 0
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%